Provisions for Legal Proceedings (Details) - USD ($)					12 Months Ended
	Oct. 16, 2024	Jul. 03, 2024	Jun. 24, 2024	Mar. 09, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2017
Provisions for Legal Proceedings [Line Items]
Provision classified as probable loss					$ 6,319,604,000	$ 6,018,201,000
Aggregate settlement amount					13,600,000
General and administrative expenses					2,278,392,000	2,315,074,000	$ 2,290,031,000
Possible loss					332,000,000,000	233,000,000,000
Tax and social security proceedings					5,770,000,000	5,350,000,000
Loss considers					122,128,000	144,575,000
Potential loss					151,000,000
Appeal for tax assessment					269,500,000
Total deductions								$ 32,100,000	$ 7,900,000
Pilgrims Pride Corporation (PPC) [Member]
Provisions for Legal Proceedings [Line Items]
Received final approval amount					195,500,000
Broiler Opt Outs [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate settlement amount					512,200,000
JBS USA [Member]
Provisions for Legal Proceedings [Line Items]
Received final approval amount					57,300,000
Expense to cover settlements					(83,700,000)
Aggregate settlement amount	$ 800,000
Pork Opt Outs [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate settlement amount					(59,500,000)
Attorney General [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate settlement amount		$ 1,250,000
Profits Earned by Foreign Subsidiaries [Member]
Provisions for Legal Proceedings [Line Items]
Provision					759,000,000
PIS and COFINS tax credits [Member]
Provisions for Legal Proceedings [Line Items]
Potential loss					$ 302,000,000
Labor [Member]
Provisions for Legal Proceedings [Line Items]
Average time to conclude lawsuits					2 years 6 months
Provision classified as probable loss					$ 211,591,000	267,044,000
Possible loss					$ 334,851,000	267,044,000
Civil [Member]
Provisions for Legal Proceedings [Line Items]
Average time to conclude lawsuits					4 years
Provision classified as probable loss					$ 334,851,000	405,148,000
Possible loss					211,591,000	405,148,000
Tax and Social Security [Member]
Provisions for Legal Proceedings [Line Items]
Provision					$ 68,613,000	133,006,000
Tax and Social Security [Member] | Bottom of Range [Member]
Provisions for Legal Proceedings [Line Items]
Average time to conclude lawsuits					5 years
Tax and Social Security [Member] | Top of Range [Member]
Provisions for Legal Proceedings [Line Items]
Average time to conclude lawsuits					10 years
Brazil [Member] | Labor [Member]
Provisions for Legal Proceedings [Line Items]
Provision classified as probable loss					$ 59,796,000	73,502,000
Brazil [Member] | Civil [Member]
Provisions for Legal Proceedings [Line Items]
Provision classified as probable loss					87,075,000	107,940,000
United State [Member]
Provisions for Legal Proceedings [Line Items]
Provision classified as probable loss					280,804,000	197,439,000
Aggregate settlement amount			$ 5,200,000
State of Washington [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate settlement amount				$ 11,000,000
Broiler Antitrust Litigation [Member]
Provisions for Legal Proceedings [Line Items]
Expense to cover settlements					582,500,000
Incremental increase					45,000,000
Aggregate settlement amount			$ 100,000,000
Provision					70,300,000	389,000,000
Incremental increase in settlement					71,000,000
Pork Antitrust Litigation [Member]
Provisions for Legal Proceedings [Line Items]
Expense to cover settlements					3,500,000
Provision					24,200,000	367,000,000
Pork Antitrust Litigation [Member] | JBS USA [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate settlement amount					16,000,000
Beef Antitrust Litigation [Member]
Provisions for Legal Proceedings [Line Items]
Expense to cover settlements					1,700,000	0
Aggregate expenses					161,000,000
Unpaid amount					83,500,000	0
General and administrative expenses					83,500,000	53,000,000
Claim amount					5,500,000
Beef Opt Outs [Member]
Provisions for Legal Proceedings [Line Items]
Claim amount					23,100,000
Canadian Beef Antitrust Litigation [Member]
Provisions for Legal Proceedings [Line Items]
General and administrative expenses					5,500,000	0
US Litigation [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate settlement amount					41,500,000	0
Provision					41,500,000	0
Poultry Workers Class Action [Member]
Provisions for Legal Proceedings [Line Items]
Claim amount					$ 29,000,000
Colorado Court Compensation Class Action [Member]
Provisions for Legal Proceedings [Line Items]
Aggregate settlement amount						$ 55,000,000